Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) customer letter	Dec. 31, 2019 USD ($) letter customer	Dec. 31, 2018 USD ($) customer	Sep. 30, 2021 USD ($)	Aug. 31, 2015
Collateral amount	$ 15,500,000	$ 15,500,000
Number of letters of credit | letter	2	2
Number of customers | customer	2	2
Film costs	$ 2,100,000
Amortization of film costs	0	$ 0	$ 0
Impairment charges related to film costs	0	0	0
Equity investment without a readily determinable fair value	2,300,000	1,800,000
Increase in fair value of investment	500,000
Impairment of long-lived assets	0	0	0
Unrecognized tax benefits	0	0		$ 0
Income tax benefit for stock- based compensation arrangements	$ 0	$ 0	$ 0
Minimum
Useful life of enhancements	1 year
Maximum
Useful life of enhancements	3 years
Furniture and fixtures
Useful lives of property and equipment (in years)	5 years
Leasehold improvements. | Minimum
Useful lives of property and equipment (in years)	7 years
Leasehold improvements. | Maximum
Useful lives of property and equipment (in years)	11 years
Computer equipment
Useful lives of property and equipment (in years)	3 years
Video equipment
Useful lives of property and equipment (in years)	3 years
Customers
Number of customers | customer	4	2	3
Accounts receivable | Customers
Concentration risk (in percent)	13.00%	11.00%
Accounts receivable | Customers | Four customers
Concentration risk (in percent)	10.00%
Accounts receivable | Customers | Two customers
Concentration risk (in percent)	13.00%	10.00%
Accounts receivable | Customers | Three customers
Concentration risk (in percent)	12.00%
Revenue | Customers
Concentration risk (in percent)	13.00%	12.00%	12.00%
Revenue | Customers | Two customers
Concentration risk (in percent)	10.00%	10.00%	10.00%
Revenue | Customers | Three customers
Concentration risk (in percent)			10.00%
BuzzFeed Japan
Ownership interest (in percent)					51.00%
Ownership interest (in percent)	49.00%
BuzzFeed Japan | Z Holdings Corporation
Ownership interest (in percent)					24.50%
BuzzFeed Japan | Asahi Shimbun Company
Ownership interest (in percent)					24.50%